Derivative Financial Assets (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Derivatives, Fair Value [Line Items]
Agreement final settlement amount	$ 56,142	$ 5,697
Future Settlement Contract [Member]
Derivatives, Fair Value [Line Items]
Aggregate price				$ 53,272
Fair value of the underlying shares			$ 70,953
Fair value changes recognized in profit or loss			$ 17,681
Agreement was terminated and amount settled with the counterparty with consideration		$ 17,681